Property, Plant and Equipment, Net (Detail) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2014	Dec. 31, 2013
Property, Plant and Equipment [Line Items]
Property, plant and equipment, gross	$ 500,666	$ 414,701
Less: Accumulated depreciation	(231,476)	(183,380)
Subtotal	269,190	231,321
Construction in progress	82,498	47,933
Property, plant and equipment, net	351,688	279,254
Buildings
Property, Plant and Equipment [Line Items]
Property, plant and equipment, gross	96,309	75,392
Vehicles
Property, Plant and Equipment [Line Items]
Property, plant and equipment, gross	2,843	2,912
Fixtures and equipment
Property, Plant and Equipment [Line Items]
Property, plant and equipment, gross	293,354	243,921
Building improvements
Property, Plant and Equipment [Line Items]
Property, plant and equipment, gross	$ 108,160	$ 92,476